Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Cash and bank balances	R$	17,801	R$	6,108	US$	1,576
Cash equivalents		378,161		61,213		15,798

Total cash and cash equivalents	R$	395,962	R$	67,321	US$	17,374